Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

10. Stockholders’ Equity

In November 2017, the board of directors and stockholders approved the Amended and Restated Certificate of Incorporation to increase the authorized capital stock to 310,000,000 shares, consisting of 300,000,000 shares of common stock and 10,000,000 shares of preferred stock, each with par value of $0.0001 per share.

Common stock

The Company’s Amended and Restated Certificate of Incorporation authorizes issuance of 300,000,000 shares of common stock with a par value of $0.0001 per share. The common stock confers upon its holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), to elect board members and to participate in any distribution of dividends, payments of the Company’s debts, other payments required by law, or other property and amounts payable upon shares of preferred stock, including the distribution of surplus assets upon liquidation equally on a per share basis. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of holders of any preferred stock that may be issued in the future.

Preferred stock

The company is authorized, subject to any limitations prescribed by law, without stockholder approval, to issue from up to an aggregate of 10,000,000 shares of preferred stock, in one or more series, each series to have such rights, preferences and limitations, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences as determined by the board of directors. As of December 31, 2017, the Company does not have any shares of preferred stock outstanding and currently has no plans to issue shares of preferred stock.

Redeemable Convertible Preferred Stock

Prior to the November 2017 Amended and Restated Certificate of Incorporation, the Company classified the redeemable convertible preferred stock outside of stockholders’ equity (deficit) as required by ASC 480-10-S99 since the shares possessed liquidation features which may have triggered a distribution that was not solely within the Company’s control. Pursuant to the Company’s Amended and Restated Certificate of Incorporation in effect prior to the IPO, a deemed liquidation event would have occurred upon the closing of the transfer of the Company’s securities to a person or a group of affiliated persons, in one or a series of related transactions, if immediately after such transaction, such person or group of affiliated persons would hold 50% or more of the outstanding voting stock of the Company. The holders of a majority of the outstanding preferred stock may elect to require that all or any portion of the preferred stock held by them be redeemed in connection with any of the following (each of which is defined as a “Fundamental Change”): (i) a change in control of the Company, (ii) a sale of 50% or more of the assets of the Company and its subsidiaries, and (iii) a merger or consolidation to which the Company is a party, except for a merger where the Company is the surviving corporation, the terms of the preferred stock are not changed and the preferred stock is not exchanged for cash, securities or other properties, and the holders of a majority of the voting power (with respect to election of directors) of the Company’s capital stock immediately prior to the merger shall continue to hold a majority of the voting power following the merger. Upon such election, each other holder of preferred stock may also require that all or any portion of the preferred stock held by them be redeemed in connection with such Fundamental Change.

Upon the closing of the IPO on November 17, 2017, all shares of the Company’s outstanding redeemable convertible preferred stock automatically converted into shares of common stock. As of such date, no redeemable convertible preferred stock was authorized or issued and outstanding.

Redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

As of	Redeemable Convertible Preferred Stock:	Date Issued	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Dividend Rate Per Share
December 31, 2016	Series A	September 2014	$1,000	500,000	223,987	$275,463	9%
December 31, 2017	Series A	September 2014	$1,000	—	—	$—	0%

Dividends

Prior to November 2017, the holders of the Company’s redeemable convertible preferred stock were entitled to dividends when and if declared by the board of directors. Dividends were payable in preference and priority to any payment of any dividend on the Company’s common stock. Dividends on redeemable convertible preferred stock were cumulative and compounded daily at a rate of 9% per annum, equivalent to $90 per share of preferred stock. On June 27, 2017, the board of directors declared, and the Company paid, an aggregate cash dividend of $50.4 million on the issued and outstanding shares of the Company’s preferred stock. The accumulated payment was made to eligible shareholders effective through December 15, 2016 and was primarily funded with the proceeds from the New Financing arrangement as noted in Note 8. Upon completing the initial public offering in November 2017, 223,816 shares of redeemable convertible preferred shares, with cumulative undeclared and unpaid dividends of $22.2 million, were converted to 20,500,400 shares of common stock.

Treasury Stock

During 2014, the Company entered into “Employee Purchase Agreements” with certain of its employees. Pursuant to the Employee Purchase Agreements, shares issued to the employee can be repurchased when the employee leaves the Company, subject to certain pricing parameters. Any shares purchased have been held in the Company’s treasury.

The Company accounts for treasury stock under the cost method and includes treasury stock as a component of stockholders’ equity (deficit). As of December 31, 2017, the Company had repurchased 190,434 shares, cumulatively, of its common stock for approximately $0.5 million, at an average cost of $2.56 per share. During the fourth quarter of 2017, all repurchased shares of treasury stock were retired.